Income Taxes	6 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

17. INCOME TAXES

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

Generally, the Company’s PRC subsidiaries, the VIE, and the VIE subsidiaries, which were incorporated in PRC, are subject to enterprise income tax on their taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

According to Taxation 2023 No. 6, which was effective from January 1, 2023 to December 31, 2024, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB3 million. In accordance with Taxation 2023 No. 12, the preference tax policy as stipulated in Taxation 2023 No. 6 will be extended to December 31, 2027. During the six months ended December 31, 2024, the Company’s PRC subsidiaries and the VIE’s subsidiaries, except for Pop Culture, Heliheng, and Guangzhou Shuzhi, were qualified as small-scale and low-profit enterprises.

i) The components of the income tax provision are as follows:

	For the Six Months Ended December 31,
	2025	2024
Current income tax provision	$26,578	$139,982
Total	$26,578	$139,982

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended December 31, 2025 and 2024:

	For the Six Months Ended December 31,
	2025	2024
China Statutory income tax rate	25.0%	25.0%
Permanent difference	(231.7)%	0.21%
Effect of different tax jurisdiction	739.1%	2.33%
Effect of favorable tax rates on small-scale and low-profit entities	48.2%	4.52%
Valuation allowance	(568.6)%	(26.87)%
Effective tax rate	12.0%	5.19%

The deferred tax assets as of December 31, 2025 and June 30, 2025 were as follows:

	As of December 31,	As of June 30,
	2025	2025
Deferred tax assets:
Net operating loss carry forwards	$3,533,291	$2,810,276
Allowance for credit loss	2,022,615	5,191,055
Total deferred tax assets	5,555,906	8,001,331
Valuation allowance	(5,555,906)	(8,001,331)
Total deferred tax assets, net	$-	$-